Earnings (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net income (loss) attributable to common shares (in Dollars)	$ 6,816,572	$ 2,938,239	$ (3,269,776)
Denominator:
Weighted average common shares outstanding	17,279,443	14,689,224	13,843,764
Basic earnings (loss) per share attributable to common shares (in Dollars per share)	$ 0.39	$ 0.2	$ (0.24)
Numerator:
Net income (loss) attributable to common shares for calculating diluted earnings per share (in Dollars)	$ 6,816,572	$ 2,938,239	$ (3,269,776)
Denominator:
Weighted average common shares outstanding	17,279,443	14,689,224	13,843,764
Effects of dilutive securities
Warrants
Share options	179,479
RSUs (in Dollars)	$ 110,518	$ 3,075
Shares used in computing diluted earnings per share attributable to common shares	17,569,440	14,692,299	13,843,764
Diluted earnings (loss) per share attributable to common shares (in Dollars per share)	$ 0.39	$ 0.2	$ (0.24)